Meridian Small Cap Growth Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Shares	Value
Common Stocks - 87.0%
Communication Services - 1.5%
Entertainment - 0.6%
Reservoir Media, Inc.[1,2]	800,000	$7,288,000
Interactive Media & Services - 0.9%
Actua Corp.[1]	1,232,871	12,329
ZipRecruiter, Inc. Class A1	457,424	12,624,902
		12,637,231
Total Communication Services		19,925,231
Consumer Discretionary - 12.2%
Auto Components - 0.9%
Cooper-Standard Holdings, Inc.[1]	324,008	7,099,015
Fox Factory Holding Corp.[1]	34,876	5,040,977
		12,139,992
Diversified Consumer Services - 2.2%
Frontdoor, Inc.[1]	327,989	13,742,739
Grand Canyon Education, Inc.[1]	176,510	15,525,820
		29,268,559
Hotels, Restaurants & Leisure - 1.1%
Dutch Bros, Inc. Class A1,2	102,605	4,444,848
PlayAGS, Inc.[1]	1,247,453	9,829,930
		14,274,778
Household Durables - 0.8%
Purple Innovation, Inc.[1]	517,246	10,872,511
Internet & Direct Marketing Retail - 0.5%
Shutterstock, Inc.	62,948	7,133,267
Leisure Products - 1.1%
Clarus Corp.	386,722	9,911,685
Malibu Boats, Inc. Class A1	74,088	5,184,678
		15,096,363
Specialty Retail - 2.1%
Sally Beauty Holdings, Inc.[1]	1,709,824	28,810,535
Textiles, Apparel & Luxury Goods - 3.5%
Carter's, Inc.	49,237	4,787,806
Hanesbrands, Inc.	687,783	11,802,356
Skechers U.S.A., Inc. Class A1	746,115	31,426,364
		48,016,526
Total Consumer Discretionary		165,612,531
Consumer Staples - 0.9%
Food & Staples Retailing - 0.4%
BJ's Wholesale Club Holdings, Inc.[1,2]	96,450	5,297,034
Tobacco - 0.5%
Turning Point Brands, Inc.	155,050	7,403,637
Total Consumer Staples		12,700,671
	Shares	Value
Energy - 0.4%
Energy Equipment & Services - 0.1%
NCS Multistage Holdings, Inc.[1]	54,143	$1,589,097
Oil, Gas & Consumable Fuels - 0.3%
Evolution Petroleum Corp.	759,743	4,315,340
Total Energy		5,904,437
Financials - 2.9%
Capital Markets - 2.9%
Build Acquisition Corp.[1]	248,849	2,488,490
FinServ Acquisition Corp.[1]	816,667	8,052,337
FinServ Acquisition Corp. Founder Shares Acquisition Date: 2/22/21, Cost $0[1,3]	83,333	410,831
FinServ Acquisition Corp. Private Placement Units Acquisition Date: 2/12/21, Cost $208,330[1,3]	20,833	102,707
Tishman Speyer Innovation Corp. II1	380,576	3,805,760
Vector Acquisition Corp. Acquisition Date: 8/24/21, Cost $6,380,040[1,3]	638,004	8,747,354
Warrior Technologies Acquisition Co.[1]	746,752	7,482,455
WisdomTree Investments, Inc.	1,484,966	8,419,757
Total Financials		39,509,691
Health Care - 26.6%
Biotechnology - 12.0%
4D Molecular Therapeutics, Inc.[1,2]	242,306	6,534,993
AbSci Corp. Acquisition Date: 10/19/20 - 3/18/21, Cost $3,839,671[1,3]	523,148	5,171,580
Adagio Therapeutics, Inc.[1,2]	83,913	3,544,485
Adagio Therapeutics, Inc. Acquisition Date: 4/16/21, Cost $3,299,983[1,3]	211,305	7,586,695
Albireo Pharma, Inc.[1]	208,174	6,495,029
C4 Therapeutics, Inc.[1,2]	155,538	6,949,438
CareDx, Inc.[1]	114,068	7,228,489
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0[1,3,4]	17,318	2,598
DBV Technologies SA ADR (France)[1,2]	814,300	3,990,070

Meridian Funds	1	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
	Shares	Value
Deciphera Pharmaceuticals, Inc.[1]	154,117	$5,236,896
Erasca, Inc.[1,2]	211,544	4,488,964
Heron Therapeutics, Inc.[1,2]	608,728	6,507,302
Inhibrx, Inc.[1,2]	317,316	10,569,796
Instil Bio, Inc.[1,2]	285,105	5,096,252
Kiniksa Pharmaceuticals Ltd. Class A1,2	608,152	6,926,851
Kodiak Sciences, Inc.[1,2]	88,603	8,504,116
MaxCyte, Inc.[1,2]	504,888	6,164,682
NexImmune, Inc.[1]	540,985	8,190,513
Olema Pharmaceuticals, Inc.[1,2]	223,345	6,155,388
ORIC Pharmaceuticals, Inc.[1]	333,041	6,963,887
PMV Pharmaceuticals, Inc.[1,2]	209,213	6,234,547
Precision BioSciences, Inc.[1]	247,883	2,860,570
Relay Therapeutics, Inc.[1,2]	192,123	6,057,638
SpringWorks Therapeutics, Inc.[1]	84,820	5,380,981
TCR2 Therapeutics, Inc.[1]	452,615	3,851,754
Veracyte, Inc.[1,2]	240,181	11,156,407
Viking Therapeutics, Inc.[1,2]	955,840	6,002,675
		163,852,596
Health Care Equipment & Supplies - 5.7%
Axogen, Inc.[1]	629,662	9,948,659
Cardiovascular Systems, Inc.[1]	296,770	9,742,959
CryoLife, Inc.[1,2]	230,789	5,144,287
Itamar Medical Ltd. ADR (Israel)[1]	40,118	1,212,366
Merit Medical Systems, Inc.[1]	295,551	21,220,562
Nevro Corp. [1]	49,363	5,744,866
Pulmonx Corp.[1]	139,799	5,029,968
Quidel Corp.[1,2]	107,937	15,235,307
Talis Biomedical Corp.[1,2]	692,759	4,329,744
		77,608,718
Health Care Providers & Services - 3.1%
AMN Healthcare Services, Inc.[1]	83,483	9,579,674
Cano Health, Inc.[1,2]	785,161	9,955,842
HealthEquity, Inc.[1]	172,876	11,195,450
MEDNAX, Inc.[1]	249,610	7,096,412
Privia Health Group, Inc.[1,2]	157,143	3,702,289
		41,529,667
Health Care Technology - 3.0%
Certara, Inc.[1]	69,293	2,293,598
Definitive Healthcare Corp.[1]	121,388	5,199,048
Inovalon Holdings, Inc. Class A1	335,626	13,522,372
Omnicell, Inc.[1]	71,120	10,556,342
Renalytix Plc ADR[1,2]	231,243	4,636,422
Vocera Communications, Inc.[1]	111,370	5,096,291
		41,304,073
	Shares	Value
Life Sciences Tools & Services - 1.4%
Codex DNA, Inc.[1]	335,143	$3,730,142
Syneos Health, Inc.[1]	167,584	14,660,248
		18,390,390
Pharmaceuticals - 1.4%
Arvinas, Inc.[1]	78,972	6,489,919
DICE Therapeutics, Inc.[1]	170,799	5,593,667
Revance Therapeutics, Inc.[1,2]	232,479	6,476,865
		18,560,451
Total Health Care		361,245,895
Industrials - 27.1%
Aerospace & Defense - 0.5%
Byrna Technologies, Inc.[1,2]	296,921	6,490,693
Air Freight & Logistics - 2.8%
Echo Global Logistics, Inc.[1]	598,899	28,573,471
Forward Air Corp.	107,450	8,920,499
		37,493,970
Commercial Services & Supplies - 11.3%
ABM Industries, Inc.	289,420	13,026,794
ACV Auctions, Inc. Class A1	662,749	11,856,580
Cimpress Plc (Ireland)[1,2]	70,948	6,160,415
Clean Harbors, Inc.[1]	155,178	16,118,339
Heritage-Crystal Clean, Inc.[1]	1,611,834	46,710,949
Legalzoom.com, Inc.[1,2]	263,838	6,965,323
Montrose Environmental Group, Inc.[1]	53,027	3,273,887
Ritchie Bros. Auctioneers, Inc. (Canada)	484,477	29,872,852
SP Plus Corp.[1]	319,574	9,801,335
Xometry, Inc. Acquisition Date: 7/20/20 - 9/4/20, Cost $2,031,728[1,3]	198,676	9,738,998
		153,525,472
Machinery - 2.9%
Graham Corp.	329,759	4,089,011
John Bean Technologies Corp.[2]	49,674	6,981,681
Middleby Corp. (The)[1,2]	59,825	10,200,761
Tennant Co.	246,360	18,218,322
		39,489,775
Marine - 3.3%
Kirby Corp.[1]	191,474	9,183,093
Matson, Inc.	432,219	34,884,395
		44,067,488
Professional Services - 5.6%
Alight, Inc. Class A1,2	849,775	9,755,417
First Advantage Corp.[1]	614,686	11,709,768
Forrester Research, Inc.[1]	250,438	12,336,576

Meridian Funds	2	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
	Shares	Value
TriNet Group, Inc.[1]	289,294	$27,361,427
TrueBlue, Inc.[1]	558,354	15,120,226
		76,283,414
Road & Rail - 0.2%
Heartland Express, Inc.	192,383	3,081,976
Trading Companies & Distributors - 0.5%
Hudson Technologies, Inc.[1]	2,057,488	7,262,933
Total Industrials		367,695,721
Information Technology - 14.4%
Electronic Equipment & Instruments - 0.7%
CTS Corp.	316,353	9,778,471
IT Services - 0.6%
International Money Express, Inc.[1]	445,152	7,434,039
Semiconductors & Semiconductor Equipment - 0.4%
Allegro MicroSystems, Inc. (Japan)[1]	177,904	5,685,812
Software - 12.7%
2U, Inc.[1,2]	814,369	27,338,367
8x8, Inc.[1]	577,591	13,509,853
Alkami Technology, Inc.[1]	282,193	6,964,523
Asure Software, Inc.[1]	754,674	6,799,613
Benefitfocus, Inc.[1]	604,163	6,706,209
ChannelAdvisor Corp.[1]	167,309	4,221,206
Datto Holding Corp.[1,2]	329,603	7,877,512
ForgeRock, Inc. Class A1	172,764	6,725,702
Latch, Inc.[1,2]	689,539	7,771,105
Mimecast Ltd.[1]	342,704	21,795,974
Model N, Inc.[1]	202,255	6,775,542
Momentive Global, Inc.[1]	1,390,931	27,262,248
Ping Identity Holding Corp.[1,2]	251,842	6,187,758
Upland Software, Inc.[1]	197,633	6,608,848
Vertex, Inc. Class A1,2	462,077	8,881,120
Zuora, Inc. Class A1	461,682	7,654,688
		173,080,268
Total Information Technology		195,978,590
Materials - 1.0%
Containers & Packaging - 1.0%
Ranpak Holdings Corp.[1]	514,030	13,786,285
Total Materials		13,786,285
Total Common Stocks - 87.0% (Cost $802,740,943)		1,182,359,052
	Shares	Value
Warrants - 0.1%
Industrials - 0.1%
Professional Services - 0.1%
Alight, Inc. Strike Price $11.50, Expires 12/31/28[1]	296,696	$904,923
Total Industrials		904,923
Information Technology - 0.0%
Software - 0.0%
Latch, Inc. Strike Price $11.50, Expires 12/31/26[1]	249,990	824,967
Total Information Technology		824,967
Total Warrants - 0.1% (Cost $1,003,864)		1,729,890
Preferred Stocks - 3.8%
Consumer Discretionary - 0.7%
Internet & Direct Marketing Retail - 0.5%
Evolve Vacation Rental Network, Inc. Series 8 Acquisition Date: 6/15/18, Cost $3,999,999[1,3,4]	470,013	7,242,900
Specialty Retail - 0.2%
Capsule Corp. Series D Acquisition Date: 4/8/21, Cost $2,000,000[1,3,4]	138,011	2,000,000
Total Consumer Discretionary		9,242,900
Health Care - 1.6%
Biotechnology - 0.1%
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007[1,3,4]	1,663,893	831,947
Health Care Equipment & Supplies - 1.5%
Adagio Medical, Inc. Series E Acquisition Date: 11/9/20, Cost $4,000,003[1,3,4]	176,913	4,373,289
Beta Bionics, Inc. Series B Acquisition Date: 10/9/18, Cost $3,999,976[1,3,4]	26,631	4,518,748
Binx Health, Inc. Series E Acquisition Date: 5/26/21, Cost $6,500,041[1,3,4]	24,179	6,500,041
Sonendo, Inc. Series E Acquisition Date: 12/10/19, Cost $4,999,995[1,3,4]	454,545	5,436,358
		20,828,436
Total Health Care		21,660,383

Meridian Funds	3	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
	Shares	Value
Information Technology - 1.1%
Communications Equipment - 0.7%
Starry, Inc. Series C Acquisition Date: 5/14/18, Cost $3,780,000[1,3,4]	4,099,783	$7,256,616
Starry, Inc. Series D Acquisition Date: 3/6/19, Cost $1,665,000[1,3,4]	1,164,336	2,060,875
		9,317,491
Software - 0.4%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $5,655,320[1,3,4]	128,530	5,655,320
Total Information Technology		14,972,811
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Apartment List, Inc. Series D Acquisition Date: 12/21/20 - 12/24/20, Cost $5,999,998[1,3,4]	1,642,485	6,356,417
Total Real Estate		6,356,417
Total Preferred Stocks - 3.8% (Cost $45,595,339)		52,232,511
Private Investment Fund - 0.2%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $2,917,695[1,3,5]	2,918	2,802,096
Total Private Investment Fund - 0.2% (Cost $2,917,695)		2,802,096
	Shares/ Principal Amount
Short-Term Investments - 6.1%[6]
Money Market Funds - 3.8%
BlackRock Liquidity Funds, FedFund, Institutional Class, 0.03%	8,046,000	8,046,000
Federated Treasury Obligations Fund, Institutional Class, 0.03%	5,971,000	5,971,000
	Shares/ Principal Amount	Value
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%	6,618,000	$6,618,000
Goldman Sachs Financial Square Government Fund, Institutional Class, 0.03%	7,576,000	7,576,000
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 0.03%	7,730,000	7,730,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.03%	8,068,000	8,068,000
Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.03%	8,130,000	8,130,000
Total Money Market Funds (Cost $52,139,000)		52,139,000
Repurchase Agreements - 2.3%
Bank of America Securities, Inc., dated 9/30/21, due 10/1/21, 0.05% total to be received $5,943,860 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 5.00%, 9/1/31 - 7/1/60, totaling $6,062,729)	$5,943,852	5,943,852

Meridian Funds	4	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
	Shares/ Principal Amount	Value
Nomura Securities International, Inc., dated 9/30/21, due 10/1/21, 0.04% total to be received $5,531,914 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 2.50%, 12/31/21 - 9/20/51, totaling $5,642,547)	$5,531,908	$5,531,908
RBC Dominion Securities, Inc., dated 9/30/21, due 10/1/21, 0.05% total to be received $19,298,005 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 10/31/21 - 5/1/58, totaling $19,683,938)	19,297,978	19,297,978
Total Repurchase Agreements (Cost $30,773,738)		30,773,738
Total Short-Term Investments - 6.1% (Cost $82,912,738)		82,912,738
Total Investments - 97.2% (Cost $935,170,579)		1,322,036,287
Cash and Other Assets, Less Liabilities - 2.8%		37,857,714
Net Assets - 100.0%		$1,359,894,001

Meridian Funds	5	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
ADR—American Depositary Receipt
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at September 30, 2021. Total value of such securities at period-end amounts to
$154,172,973 and represents 11.34% of net assets. Securities loaned with a value of $4,259,859 are pending settlement as of September 30, 2021.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $86,795,370 and represents 6.38% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	6	www.meridianfund.com